BALANCE SHEET COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Long-term warranty reserves		$ 22,178	$ 26,130
Unrecognized tax benefits		5,451	16,823
Long-term security deposit payable		91	2,012
Long-term pension liability		1,960	1,632
Refund liability		8,102	14,764
Other		712	2,302
Other long-term liabilities	[1]	38,494	63,663
Related party
Related Party Transaction [Line Items]
Long-term warranty reserves		4,500	4,700
Related party | TotalEnergies | The Amendment to the Solarization Agreement
Related Party Transaction [Line Items]
Other long-term liabilities		$ 8,100	$ 14,800

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).